REVENUE - Revenue by Service (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 46,925	$ 34,565	$ 140,664	$ 103,968	$ 90,452
Online
Disaggregation of Revenue [Line Items]
Revenue			140,664	97,440	64,378
In-person
Disaggregation of Revenue [Line Items]
Revenue			$ 0	$ 6,528	$ 26,074
Revenue from Contract with Customer, Product and Service Benchmark | Customer Concentration Risk
Disaggregation of Revenue [Line Items]
Revenue	$ 46,925	$ 34,565
Revenue Percentage	100.00%	100.00%
Revenue from Contract with Customer, Product and Service Benchmark | Customer Concentration Risk | One-on-one
Disaggregation of Revenue [Line Items]
Revenue	$ 39,039	$ 30,860
Revenue Percentage	83.00%	90.00%
Revenue from Contract with Customer, Product and Service Benchmark | Customer Concentration Risk | Class and group
Disaggregation of Revenue [Line Items]
Revenue	$ 6,354	$ 1,850
Revenue Percentage	14.00%	5.00%
Revenue from Contract with Customer, Product and Service Benchmark | Customer Concentration Risk | Other
Disaggregation of Revenue [Line Items]
Revenue	$ 1,532	$ 1,855
Revenue Percentage	3.00%	5.00%